SHARE CAPITAL - Summary of Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARES
Beginning balance (in shares)	36,431,633	33,806,422	28,556,422
Issue of restricted ordinary share awards (in shares)	33,194	32,942	5,250,000
Issue of ordinary shares in exchange of warrants' exercise (in shares)		1,907,377
Issue of ordinary shares in exchange of share options exercised (in shares)	35,203	3,042
Issue of ordinary shares as a partial payment of contingent consideration (in shares)	1,005,929
Issue of ordinary shares as payment of consideration for Roto Sports acquisition (in shares)		451,264
Issue of ordinary shares as payment of consideration for BonusFinder acquisition (in shares)		269,294
Treasury shares acquired	(283,410)	(38,708)
Ending balance (in shares)	37,222,549	36,431,633	33,806,422
USD
Beginning balance	$ 0	$ 0	$ 64
Transfer to capital reserve upon change of par value			(64)
Ending balance	$ 0	$ 0	$ 0